Label	Element	Value
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $43.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $39.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $45.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)